THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND DECEMBER 31, 2023 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.5%

	Shares	Value

Brazil — 11.7%

Cia de Saneamento Basico do Estado de Sao Paulo SABESP	38,900	$603,568

Localiza Rent a Car	319,656	4,185,219

MercadoLibre *	2,462	3,869,132

Petroleo Brasileiro ADR	297,793	4,755,754

Rumo	515,400	2,435,036

Vale ADR, Cl B	366,367	5,810,581

		21,659,290

Canada — 3.8%

Ivanhoe Mines, Cl A *	734,130	7,154,232

China — 33.3%

Alibaba Group Holding	493,503	4,777,946

ANTA Sports Products	189,600	1,839,292

Baidu ADR *	39,671	4,724,419

Baidu, Cl A *	297,956	4,430,104

China International Capital	615,597	903,464

Country Garden Services Holdings	3,151,856	2,724,581

Geely Automobile Holdings	2,418,000	2,659,984

Kanzhun ADR	56,581	939,810

Kuaishou Technology, Cl B *	942,264	6,389,519

Li Auto, Cl A *	84,800	1,597,490

Lizhong Sitong Light Alloys Group, Cl A	138,400	412,144

Longfor Group Holdings	1,979,500	3,168,802

PDD Holdings ADR *	62,515	9,146,570

Tencent Holdings	201,495	7,576,174

Will Semiconductor Shanghai, Cl A	168,535	2,535,796

XPeng ADR, Cl A *	139,995	2,042,527

XPeng, Cl A *	153,400	1,113,879

Zijin Mining Group	2,998,000	4,883,693

		61,866,194

Ghana — 2.0%

Kosmos Energy *	328,935	2,207,154

Tullow Oil *	2,948,445	1,462,871

		3,670,025

Greece — 1.4%

Eurobank Ergasias Services and Holdings *	735,288	1,307,706

National Bank of Greece *	184,099	1,279,171

		2,586,877

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND DECEMBER 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

India — 7.8%

Dr Reddy’s Laboratories	15,949	$1,111,243

ICICI Bank	241,052	2,886,932

InterGlobe Aviation *	83,571	2,979,838

Maruti Suzuki India	15,307	1,895,097

One 97 Communications *	192,120	1,467,097

Reliance Industries	131,546	4,086,342

		14,426,549

Indonesia — 2.3%

Bank Mandiri Persero	4,961,400	1,949,501

Bank Rakyat Indonesia Persero	6,118,400	2,274,978

		4,224,479

Mexico — 1.1%

Cemex ADR *	269,689	2,090,090

Russia — –%

Rosneft Oil PJSC (A)	292,949	—

Saudi Arabia — 1.4%

Saudi National Bank	251,251	2,591,198

South Africa — 3.9%

Gold Fields ADR	363,344	5,253,954

MTN Group	322,909	2,039,426

		7,293,380

South Korea — 8.2%

NAVER	12,675	2,193,033

Samsung Electronics	102,173	6,201,578

SK Hynix	63,208	6,898,393

		15,293,004

Taiwan — 10.2%

Alchip Technologies	40,000	4,268,422

Global Unichip	57,000	3,231,619

MediaTek	123,660	4,089,699

Taiwan Semiconductor Manufacturing	175,904	3,398,806

Unimicron Technology	689,000	3,951,190

		18,939,736

Turkey — 5.1%

Akbank	2,874,091	3,553,931

BIM Birlesik Magazalar	226,390	2,305,370

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND DECEMBER 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

Turkey — (continued)

Turkiye Garanti Bankasi	1,784,704	$3,526,020

		9,385,321

United Arab Emirates — 1.0%

Aldar Properties PJSC	1,324,544	1,929,429

Vietnam — 2.2%

Hoa Phat Group JSC *	2,586,519	2,979,689

Vincom Retail JSC *	1,079,293	1,036,498

		4,016,187

Zambia — 1.1%

First Quantum Minerals	251,317	2,067,943

TOTAL COMMON STOCK (Cost $156,211,753)		179,193,934

PREFERRED STOCK — 2.6%

Brazil — 2.6%

Itau Unibanco Holding (B)	700,700	4,900,111

TOTAL PREFERRED STOCK (Cost $3,984,473)		4,900,111

RIGHTS — 0.0%

Brazil — 0.0%

Localiza Rent a Car, Expires 02/05/24	1,147	4,722

TOTAL RIGHTS (Cost $—)		4,722

TOTAL INVESTMENTS— 99.1% (Cost $160,196,226)		$184,098,767

Percentages are based on Net Assets of $185,716,375.

*	Non-income producing security.

(A)	Level 3 security in accordance with fair value hierarchy.

(B)	There is currently no rate available.

ADR	American Depositary Receipt

Cl	Class

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND DECEMBER 31, 2023 (UNAUDITED)

JSC	Joint Stock Company

PJSC	Public Joint Stock Company

RWC-QH-001-1300